Credit risk - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Credit risk

8	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Company has policies in place to ensure that sales of products and services are made to customers with an appropriate credit history and monitors on a continuous basis the ageing profile of its receivables. Cash balances are held with high credit quality financial institutions, and the Company has policies to limit the amount of credit exposure to any financial institution.

Except as detailed below, the carrying amount of financial assets recorded in the financial statements, which is net of impairment losses, if any, represents the Company’s maximum exposure to credit risk.

Maximum credit risk

	2024	2023	2022
	€	€	€

Cash and cash equivalents	11	679	–

The Company does not hold any collateral or other credit enhancements to cover this credit risk.

Cash and cash equivalents	€ 11	€ 679	€ 0